SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT TERM INVESTMENT
	As of December 31, 2025	As of December 31, 2024

Short term investment	7,165,232	7,028,594
Total	$7,165,232	$7,028,594